SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property, plant and equipment (Details)	Dec. 31, 2025
Furniture and fixtures | Minimum
PROPERTY AND EQUIPMENT, NET
Property plant and equipment useful lives	3 years
Furniture and fixtures | Maximum
PROPERTY AND EQUIPMENT, NET
Property plant and equipment useful lives	5 years
Machinery and equipment | Minimum
PROPERTY AND EQUIPMENT, NET
Property plant and equipment useful lives	3 years
Machinery and equipment | Maximum
PROPERTY AND EQUIPMENT, NET
Property plant and equipment useful lives	10 years
Vehicles | Minimum
PROPERTY AND EQUIPMENT, NET
Property plant and equipment useful lives	3 years
Vehicles | Maximum
PROPERTY AND EQUIPMENT, NET
Property plant and equipment useful lives	6 years
Property improvements
PROPERTY AND EQUIPMENT, NET
Property plant and equipment useful lives	5 years
Buildings
PROPERTY AND EQUIPMENT, NET
Property plant and equipment useful lives	15 years